INCOME (LOSS) PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss)	¥ 180,907	$ 25,479	¥ 109,819	¥ (37,051)
Denominator:
Weighted average number of shares outstanding, basic	264,052,936	264,052,936	266,535,220	266,631,802
Effect of dilutive share options	9,712,192	9,712,192	3,669,322
Weighted average number of shares outstanding, diluted	273,765,128	273,765,128	270,204,542	266,631,802
Basic income (loss) per ordinary share | (per share)	¥ 0.69	$ 0.10	¥ 0.41	¥ (0.14)
Diluted income (loss) per ordinary share | (per share)	¥ 0.66	$ 0.09	¥ 0.41	¥ (0.14)